Business combinations	15 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business combinations

Note 4 - Business combinations

Reverse Merger

On April 24, 2025, SRx Canada entered into an arrangement agreement (the “Arrangement Agreement”, or the “Reverse Merger”) with Better Choice Company, Inc. (“Better Choice”), a publicly listed company on the NYSE American, along with 1000994476 Ontario Inc. (“AcquireCo”), an indirect wholly-owned subsidiary of Better Choice, and 1000994085 Ontario Inc. (“CallCo”), a direct wholly-owned subsidiary of Better Choice, both existing under the laws of the Province of Ontario. Pursuant to the Arrangement Agreement, AcquireCo amalgamated with SRx Canada, with SRx Canada continuing as the surviving entity. As part of the reverse merger, Better Choice changed its name to SRx Health Solutions, Inc., and adopted the operations of SRx Canada as its primary business.

As consideration, Better Choice issued 8,898,069 shares of its common stock, and AcquireCo issued 19,701,935 exchangeable shares (convertible into Better Choice common stock on a 1:1 basis). Better Choice shareholders prior to the transaction retained 3,281,295 shares. Upon closing, former shareholders of SRx Canada held approximately 91% of the total combined voting power of the Company’s equity, and Better Choice shareholders retained approximately 9%. The transaction has been accounted for as a reverse acquisition under ASC 805, with SRx Canada identified as the accounting acquirer. The consolidated financial statements reflect the historical operations of the accounting acquirer, with the equity structure retroactively adjusted to reflect the legal acquirer’s equity.

The total consideration transferred was less than the fair value of the net assets acquired, resulting in a preliminary bargain purchase gain of $4.1 million.

In connection with the closing of the Reverse Merger, the Company issued 1,599,231 shares of common stock for advisory and professional services rendered to facilitate the completion of the close the transaction. These shares were issued in lieu of cash payment and were recorded as acquisition-related costs totaling $3.3 million in the year ended September 30, 2025. The fair value of the shares issued was determined based on the closing trading price of the Company’s common stock on the date of issuance. No cash was exchanged in connection with these transactions.

In connection with the Reverse Merger, the Company also completed a private placement on April 24, 2025, issuing 1,280,000 shares of common stock and 2,756,697 pre-funded warrants for aggregate gross proceeds of $8.8 million. The transaction was exempt from registration under Section 4(a)(2) of the Securities Act.

On April 25, 2025, the Company entered into a consulting agreement with Terra Nova Business Holdings Inc., an arm’s length party, under which Terra Nova will provide international logistics and business development services in support of the Company’s Health Solutions segment. The agreement carries a term of 36 months with monthly consulting fees of $0.2 million.

As of June 30, 2025, the Company had recorded $8.6 million in prepaid expenses related to this agreement. Subsequent to June 30, 2025, the full prepaid amount was written off following the filing for creditor protection under the Companies’ Creditors Arrangement Act (“CCAA”) by SRx Health Solutions (Canada) Inc., the Company’s Canadian operating subsidiary. Refer to Note 19 – Discontinued operations for further details.

September 30, 2025
Common stock	$6,858
Total consideration	$6,858

Cash and cash equivalents	5,940
Accounts receivable, net	5,320
Inventories, net	4,163
Prepaid expenses and other current assets	1,218
Fixed assets, net	118
Right-of-use assets, operating leases	50
Other LT assets	187
Total assets acquired	$16,996

Accounts payable	4,858
Accrued liabilities	326
Line of credit, short-term	790
Operating lease liability, short-term	47
Operating lease liability, long-term	6
Total liabilities acquired	$6,027

Net assets acquired	$10,969

Bargain purchase gain	$(4,111)

The following unaudited pro forma financial information presents the combined results of operations of the Company as if the reverse merger with Better Choice had occurred on October 1, 2024, the beginning of the earliest period presented. The pro forma results include adjustments to reflect the acquisition date fair value of assets acquired and liabilities assumed, transaction costs, and the alignment of accounting policies.

Year Ended September 30,
2025
Revenue	$23,338
Cost of goods sold	15,663
Selling, general and administrative	23,260
Loss on extinguishment of debt	716
Interest expense, net	475
Bargain purchase gain	(4,111)
Other income	(98)
Net loss	$(12,567)

This supplemental pro forma information is not necessarily indicative of what the Company’s actual results of operations would have been had the acquisition occurred at the beginning of the periods presented, nor does it purport to project future operating results of the combined entity.